Borrowings - Embedded derivative (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Jun. 30, 2024	Dec. 19, 2023
Disclosure of detailed information about borrowings [line items]
Embedded derivative	$ 51	$ 561
Promissory Note – EDF
Disclosure of detailed information about borrowings [line items]
Embedded derivative	$ 51	$ 561	$ 5,500